Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.59513%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$967,015.00

Principal:
Principal Collections	$16,712,095.73
Prepayments in Full	$6,868,572.01
Liquidation Proceeds	$209,073.39
Recoveries	$61,216.44
Sub Total	$23,850,957.57
Collections	$24,817,972.57

Purchase Amounts:
Purchase Amounts Related to Principal	$185,867.91
Purchase Amounts Related to Interest	$937.54
Sub Total	$186,805.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,004,778.02

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,004,778.02
Servicing Fee	$438,805.03	$438,805.03	$0.00	$0.00	$24,565,972.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,565,972.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,565,972.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,565,972.99
Interest - Class A-3 Notes	$278,784.59	$278,784.59	$0.00	$0.00	$24,287,188.40
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$24,145,356.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,145,356.73
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$24,088,382.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,088,382.06
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$24,046,002.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,046,002.48
Regular Principal Payment	$21,869,725.24	$21,869,725.24	$0.00	$0.00	$2,176,277.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,176,277.24
Residual Released to Depositor	$0.00	$2,176,277.24	$0.00	$0.00	$0.00
Total		$25,004,778.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,869,725.24
Total					$21,869,725.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,869,725.24	$57.93	$278,784.59	$0.74	$22,148,509.83	$58.67
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$21,869,725.24	$16.60	$519,970.51	$0.39	$22,389,695.75	$16.99

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$274,214,353.23	0.7263956	$252,344,627.99	0.6684626
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$461,654,353.23	0.3504443	$439,784,627.99	0.3338429

Pool Information
Weighted Average APR	2.283%	2.278%
Weighted Average Remaining Term	35.07	34.26
Number of Receivables Outstanding	34,043	33,331
Pool Balance	$526,566,041.37	$502,285,051.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$488,749,626.22	$466,515,686.13
Pool Factor	0.3682285	0.3512487

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,534,275.77
Yield Supplement Overcollateralization Amount	$35,769,365.45
Targeted Overcollateralization Amount	$62,500,423.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,500,423.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		87	$305,380.75
(Recoveries)		103	$61,216.44
Net Loss for Current Collection Period			$244,164.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5564%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4995%
Second Prior Collection Period			0.6990%
Prior Collection Period			0.6080%
Current Collection Period			0.5696%
Four Month Average (Current and Prior Three Collection Periods)			0.5940%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,439	$10,137,367.91
(Cumulative Recoveries)			$1,123,710.00
Cumulative Net Loss for All Collection Periods			$9,013,657.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6303%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,156.36
Average Net Loss for Receivables that have experienced a Realized Loss			$3,695.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.86%	506	$9,359,813.74
61-90 Days Delinquent	0.23%	54	$1,153,536.46
91-120 Days Delinquent	0.07%	17	$331,040.34
Over 120 Days Delinquent	0.11%	25	$570,312.99
Total Delinquent Receivables	2.27%	602	$11,414,703.53

Repossession Inventory:
Repossessed in the Current Collection Period		19	$414,078.40
Total Repossessed Inventory		40	$886,448.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2211%
Prior Collection Period			0.2438%
Current Collection Period			0.2880%
Three Month Average			0.2510%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4091%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer